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                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY'S
                           STRATEGIC PARTNERS ADVISOR

                        Supplement Dated April 1, 2002
                                       To
                      Prospectus Dated December 17, 2001


In the "Other Information" section of the prospectus, under the heading "Sale and Distribution of the Contract" we change the reference to a "commission of up to 1.25% of your Purchase Payments" to refer instead to a "commission of up to 2% of your Purchase Payments." We reserve the right to change the 2% commission without notice.